RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2019
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3. RELATED PARTY TRANSACTIONS

Hermitage Offshore Services Ltd (formerly Nordic American Offshore Ltd):

In December 2013, the Company entered into a management agreement with Hermitage Offshore Services Ltd (formerly Nordic American Offshore Ltd) for the provision of administrative services.  For services under the management agreement, NAT receives a management fee of $100,000 per annum, and is reimbursed for costs incurred in connection with its services.  NAT also receives reimbursement for a portion of the operational costs such as salary and office rent, among others, incurred by NAT, which are attributable to Hermitage Offshore Services Ltd.  For the six months ended June 30, 2019 and 2018, the Company recognized an aggregate of $0.5 million and $1.2 million, respectively, for such costs incurred which was included in General and Administrative Expenses.

The management agreement has been terminated as of June 30, 2019, and has a notice period ending on October 31, 2019. NAT holds less than 5% of the shares in Hermitage Offshore Services Ltd as of June 30, 2019, as a result of being diluted through equity offerings in late 2018 and 2019, and it is no longer considered to be a related party of NAT.